Note 15. Segment Information - Financial Data by Segment (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Revenue	$ 5,333,729	$ 3,113,693	$ 12,014,133	$ 9,566,571	$ 12,787,262	$ 11,800,228
Cost of revenue	(700,901)	(602,641)	(2,077,306)	(1,727,626)	(2,358,114)	(3,497,364)
General and administrative expenses	(7,134,472)	(1,916,196)	(11,315,716)	(5,571,086)	(7,814,809)	(5,318,338)
Selling, general and administrative expenses					(4,019,840)	(5,561,517)
Professional fees	(717,538)	(610,057)	(2,044,950)	(1,757,637)	(2,517,381)	(1,728,146)
Other segment expenses	(79,616)	(7,834)	(27,494)	(21,673)	(4,679,843)	(3,368,070)
Net loss before income taxes	$ (6,506,291)	$ (1,818,307)	$ (10,488,817)	$ (5,996,635)	$ (8,602,725)	$ (7,673,207)